Note 30 - Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]	3 0 . Key management personnel compensation Key management personnel, which are those roles that have a Group management aspect to them are included in Note 8 to the consolidated financial statements.